SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - Compass Digital Acquisition Corp [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Polar Capital Investment Payable		$ 96,641	$ 48,321	$ 238,704
Public Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Polar Capital Investment Payable		141,603	70,802	$ 349,760
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Polar Capital Investment Payable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Polar Capital Investment Payable		261,520	227,273
Fair Value, Recurring [Member] | Private Placement Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Polar Capital Investment Payable	[1]	96,641	48,321
Fair Value, Recurring [Member] | Public Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Polar Capital Investment Payable	[1]	141,603	70,802
Fair Value, Recurring [Member] | Non Redemption Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Polar Capital Investment Payable	[1]	$ 6,025,173	$ 4,028,008

[1]	Measured at fair value on a recurring basis.